Related Party Transactions	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions

Note 13 — Related Party Transactions

In June 2019, the Company issued promissory convertible notes to A/NPC Holdings LLC and Sherpa Venture Fund II LP for gross proceeds of $10.0 million and $0.6 million, respectively. In November 2020, the Company issued promissory convertible notes to Sherpa Ventures Fund II, LP and Eagle Creek Capital LLC for gross proceeds of $0.2 million and $0.5 million, respectively. Some of the Company’s board members are related parties of these entities. Nomi Bergman is a principal of A/NPC Holdings LLC and Scott Stanford is a principal of Sherpa Ventures Fund II, LP and a member of Eagle Creek Capital LLC. In all instances the terms of these transactions were the same as third-party investors.

On January 28, 2021, the Company settled promissory convertible notes through the issuance of Series C convertible preferred stock. 7,819,887 and 469,193 shares of Series C convertible preferred stock were issued to A/NPC Holdings LLC and Sherpa Venture Fund II LP at a per share price of $1.33 to settle $10.4 million and $0.6 million outstanding principal and accrued interest, respectively. Additionally, 264,928 and 115,771 shares of Series C convertible preferred stock were issued to Eagle Creek Capital LLC and Sherpa Venture Fund II LP at a per share price of $1.71 to settle $0.5 million and $0.2 million outstanding principal and accrued interest, respectively. See Note 6 — Long-Term Debt for mechanism of settlement.

Chris Kemp, Founder and CEO, has served as an advisor to Planet Labs, a leading provider of global, daily satellite imagery and insights, since January 2013. Planet Labs is also a customer of the Company. As of March 31, 2021 and 2020, the Company recorded a deposit of $0.1 million and $0.1 million related to the arrangement with Planet Labs on the Company’s Condensed Consolidated Balance Sheets, respectively.

Note 12 — Related Party Transactions

In June 2019, the Company issued promissory convertible notes to A/NPC Holdings LLC and Sherpa Venture Fund II LP for gross proceeds of $10.0 million and $0.6 million, respectively. In November 2020, the Company issued promissory convertible notes to Sherpa Ventures Fund II, LP and Eagle Creek Capital LLC for gross proceeds of $0.2 million and $0.5 million, respectively. Some of the Company’s board members are related parties of these entities. Nomi Bergman is a principal of A/NPC Holdings LLC and Scott Stanford is a principal of Sherpa Ventures Fund II, LP and a member of Eagle Creek Capital LLC. In all instances the terms of these transactions were the same as third-party investors.

Chris Kemp, Founder and CEO, has served as an advisor to Planet Labs, a leading provider of global, daily satellite imagery and insights, since January 2013. Planet Labs is also a customer of the Company. As of December 31, 2020 and 2019, the Company recorded $0.1 million and $0.1 million of deferred liability related to arrangement with Planet Labs on the Company’s consolidated balance sheets, respectively.

Holicity Inc.
Related Party Transactions

Note 5—Related Party Transactions

Founder Shares

On June 4, 2020, Pendrell Corporation (“Pendrell”) paid for certain offering costs for an aggregate price of $25,000 in exchange for issuance of 7,187,500 shares of the Company’s Class B common stock, par value $0.0001 per share, (the “Founder Shares”). Pendrell transferred such shares to the sponsor on June 9, 2020. In July 2020, the sponsor transferred shares to its independent director nominees and various other directors, officers, employees and consultants of the Company and Pendrell, in each case for approximately the same per-share price as initially paid by the Company’s sponsor. On August 4, 2020, the Company effected a effected a 1.1-for-1 common stock split (the “Stock Split”) resulting in 7,906,250 shares outstanding held as follows: 33,000 shares by each of Wayne Perry, Dennis Weibling and Cathleen A. Massey, its independent directors, 165,000 shares held by Craig O. McCaw, 110,000 shares held by Randy Russell, 88,000 shares held by R. Gerard Salemme, 44,000 shares held by Steve Ednie, 262,900 shares held by other directors, officers, employees and consultants of Pendrell, and 7,137,350 shares held by the sponsor. On September 21, 2020, the sponsor forfeited 406,250 Founder Shares due to the partial exercise of the Over-Allotment Option by the underwriters so that the Founder Shares represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering (see Note 3).

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

Related Party Loans

On June 4, 2020, Pendrell agreed to loan the Company an aggregate of up to $0.3 million to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). Pendrell assigned the Note to the sponsor on June 9, 2020, which assumed all obligations thereunder. The loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the completion of the Initial Public Offering. The loan was repaid upon the closing of the Initial Public Offering out of the $1.0 million of offering proceeds that had been allocated to the payment of offering expenses.

In addition, in order to finance transaction costs in connection with a Business Combination, the sponsor or an affiliate of the sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on August 4, 2020 and continuing until the earlier of the Company’s consummation of a Business Combination or the Company’s liquidation, the Company will pay an affiliate of the sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the three months ended March 31, 2021, the Company incurred $30,000 in fees for these services.

The sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the sponsor, officers, directors or their affiliates.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On June 4, 2020, Pendrell Corporation (“Pendrell”) paid for certain offering costs for an aggregate price of $25,000 in exchange for issuance of 7,187,500 shares of the Company’s Class B common stock, par value $0.0001 per share, (the “Founder Shares”). Pendrell transferred such shares to the sponsor on June 9, 2020. In July 2020, the sponsor transferred shares to its independent directors and various other directors, officers, employees and consultants of the Company and Pendrell, in each case for approximately the same per-share price as initially paid by the Company’s sponsor. On August 4, 2020, the Company effected a 1.1-for-1 common stock split (the “Stock Split”) resulting in 7,906,250 shares outstanding held as follows: 33,000 shares by each of Wayne Perry, Dennis Weibling and Cathleen A. Massey, its independent directors, 165,000 shares held by Craig O. McCaw, 110,000 shares held by Randy Russell, 88,000 shares held by R. Gerard Salemme, 44,000 shares held by Steve Ednie, 262,900 shares held by other directors, officers, employees and consultants of Pendrell, and 7,137,350 shares held by the sponsor. On September 21, 2020, the sponsor forfeited 406,250 Founder Shares due to the partial exercise of the Over-Allotment Option by the underwriters so that the Founder Shares represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering (see Note 4).

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination and (ii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property. Notwithstanding the foregoing, the Founder Shares will be released from the lock-up if (1) the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property.

Related Party Loans

On June 4, 2020, Pendrell agreed to loan the Company an aggregate of up to $0.3 million to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). Pendrell assigned the Note to the sponsor on June 9, 2020, which assumed all obligations thereunder. The loan was non-interest bearing, unsecured and due at the earlier of December 31, 2021 or the completion of the Initial Public Offering. The loan was repaid upon the closing of the Initial Public Offering out of the $1.0 million of offering proceeds that was allocated to the payment of offering expenses.

In addition, in order to finance transaction costs in connection with a Business Combination, the sponsor or an affiliate of the sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. At December 31, 2020, the Company did not have any borrowings under the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on August 4, 2020 and continuing until the earlier of the Company’s consummation of a Business Combination or the Company’s liquidation, the Company will pay an affiliate of the sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the period from June 2, 2020 (inception) through December 31, 2020, the Company incurred $48,710 in fees for these services.

The sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the sponsor, officers, directors or their affiliates.